Deferred grants (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Deferred Grants

	31.12.2019	31.12.2020	31.12.2020
	RMB’000	RMB’000	US$’000

At January 1	607,608	676,728	104,574
Received during the year	187,096	52,241	8,072
Grant receivable	—	129	20
Grant disbursed to partner of joint project	—	(48,632)	(7,515)
Released to consolidated statement of profit or loss	(117,976)	(138,856)	(21,457)

At December 31	676,728	541,610	83,694

Current (Note 2 2 )	19,952	23,468	3,626
Non-current	656,776	518,142	80,068

	676,728	541,610	83,694